Schedule of Investments (unaudited) September 30, 2023	BlackRock Health Sciences Term Trust (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 42.4%
4D Molecular Therapeutics, Inc.(a)	95,330	$1,213,551
Abbisko Cayman Ltd., (Acquired 10/29/21, Cost: $14,841,983)(b)	10,378,250	3,538,514
Abcam PLC, ADR(a)	976,460	22,097,290
ABCURO, Series B(c)	546,477	3,000,159
Acumen Pharmaceuticals, Inc.(a)	72,721	301,792
Affinivax, Inc., (Acquired 08/18/22, Cost: $0)(b)(c)	183,164	2,425,090
Alkermes PLC(a)	1,056,985	29,606,150
Allakos, Inc.(a)	136,405	309,639
Alnylam Pharmaceuticals, Inc.(a)(d)	153,792	27,236,563
Amgen, Inc.	151,320	40,668,763
Annexon, Inc.(a)	237,835	561,291
Antengene Corp. Ltd.	5,019,274	766,264
Apellis Pharmaceuticals, Inc.(a)	51,390	1,954,876
Apogee Therapeutics, Inc.	218,677	4,657,820
Arcturus Therapeutics Holdings, Inc.(a)	103,675	2,648,896
Arcus Biosciences, Inc.(a)	169,790	3,047,731
Argenx SE, ADR(a)	96,877	47,627,640
Arrowhead Pharmaceuticals, Inc.(a)	81,025	2,177,142
Aura Biosciences, Inc.(a)	165,565	1,485,118
Bavarian Nordic A/S(a)(e)	75,320	1,685,322
BeiGene Ltd., ADR(a)	68,555	12,330,988
Biogen, Inc.(a)	83,480	21,455,195
Biohaven Ltd.(a)	99,155	2,579,022
BioMarin Pharmaceutical, Inc.(a)	420,758	37,228,668
Biomea Fusion, Inc.(a)(e)	146,215	2,011,918
Black Diamond Therapeutics, Inc.(a)	833,550	2,392,289
Blueprint Medicines Corp.(a)	322,440	16,192,937
Bridgebio Pharma, Inc.(a)	66,595	1,756,110
Cabaletta Bio, Inc.(a)	85,340	1,298,875
Cerevel Therapeutics Holdings, Inc.(a)	266,656	5,821,100
Connect Biopharma Holdings Ltd.(a)	1,125,262	872,641
CRISPR Therapeutics AG(a)(e)	47,805	2,169,869
CureVac NV(a)	257,233	1,756,901
Everest Medicines Ltd.	3,113,667	9,903,749
Exact Sciences Corp.(a)	129,770	8,852,909
Exelixis, Inc.(a)	599,320	13,095,142
Frequency Therapeutics, Inc.(a)	231,775	84,853
Galapagos NV, ADR(a)	74,410	2,570,866
Genesis Therapeutics, Series B, (Acquired 08/10/23, Cost: $6,999,996)(b)(c)	1,370,506	7,003,286
Genmab A/S(a)	34,827	12,330,519
Genmab A/S, ADR(a)(e)	114,086	4,023,813
Gilead Sciences, Inc.	254,765	19,092,089
Halozyme Therapeutics, Inc.(a)	158,300	6,047,060
Horizon Therapeutics PLC(a)	75,466	8,730,662
Immuneering Corp., Class A(a)	696,696	5,350,625
Immunocore Holdings PLC, ADR(a)	59,868	3,107,149
Immunocore Holdings PLC	321,900	16,706,610
ImmunoGen, Inc.(a)	333,839	5,298,025
Incyte Corp.(a)	227,420	13,138,053
Ionis Pharmaceuticals, Inc.(a)	468,185	21,236,872
Iovance Biotherapeutics, Inc.(a)	168,215	765,378
Kartos Therapeutics, Series C, (Acquired 08/22/23, Cost: $7,539,875)(b)(c)	1,333,783	7,535,874
Karuna Therapeutics, Inc.(a)	21,650	3,660,798
Keros Therapeutics, Inc.(a)	124,317	3,963,226
Kinnate Biopharma, Inc.(a)	196,773	275,482
Kronos Bio, Inc.(a)	284,272	369,554

Security	Shares	Value

Biotechnology (continued)
Legend Biotech Corp., ADR(a)(e)	316,032	$21,227,869
LianBio, Series A, ADR(a)	615,188	916,630
MacroGenics, Inc.(a)	190,555	887,986
Merus NV(a)	411,972	9,714,300
Mirati Therapeutics, Inc.(a)	180,175	7,848,423
Monte Rosa Therapeutics, Inc.(a)	764,573	3,662,305
MoonLake Immunotherapeutics, Class A(a)(e)	256,816	14,638,512
Morphic Holding, Inc.(a)	75,190	1,722,603
MorphoSys AG(a)	50,810	1,382,284
Neurocrine Biosciences, Inc.(a)	165,520	18,621,000
Nuvalent, Inc., Class A(a)	241,500	11,101,755
Omega Therapeutics, Inc.(a)	55,871	120,123
PMV Pharmaceuticals, Inc.(a)	305,830	1,877,796
Prime Medicine, Inc.(a)	412,139	3,931,806
Protagonist Therapeutics, Inc.(a)	421,725	7,034,373
Prothena Corp. PLC(a)	72,791	3,512,166
PTC Therapeutics, Inc.(a)(e)	225,815	5,060,514
REVOLUTION Medicines, Inc.(a)	377,632	10,452,854
Rhythm Pharmaceuticals, Inc.(a)(e)	683,675	15,673,249
Rocket Pharmaceuticals, Inc.(a)	252,097	5,165,468
Sarepta Therapeutics, Inc.(a)(d)	237,759	28,821,146
Seagen, Inc.(a)(d)(f)	106,455	22,584,428
Tenaya Therapeutics, Inc.(a)	165,729	422,609
TScan Therapeutics, Inc.(a)	1,204,397	3,083,256
Twist Bioscience Corp.(a)	130,265	2,639,169
Ultragenyx Pharmaceutical, Inc.(a)	99,375	3,542,719
United Therapeutics Corp.(a)(d)	55,704	12,581,862
Vaxcyte, Inc.(a)(e)	148,645	7,577,922
Vertex Pharmaceuticals, Inc.(a)(d)(f)	176,460	61,362,200
Viking Therapeutics, Inc.(a)	235,245	2,604,162
Voyager Therapeutics, Inc.(a)(e)	164,865	1,277,704

		769,067,911

Electronic Equipment, Instruments & Components — 0.1%
908 Devices, Inc.(a)	274,084	1,825,399

Health Care Equipment & Supplies — 22.6%
Alcon, Inc.	668,915	51,546,590
Align Technology, Inc.(a)(f)	135,670	41,422,764
Becton Dickinson & Co.	40,325	10,425,222
Boston Scientific Corp.(a)	455,830	24,067,824
CONMED Corp.	98,215	9,904,983
ConvaTec Group PLC(g)	4,411,215	11,690,025
Cooper Cos., Inc.	99,160	31,533,872
Dexcom, Inc.(a)	119,929	11,189,376
Glaukos Corp.(a)	110,325	8,301,956
Hologic, Inc.(a)(d)	194,620	13,506,628
Inspire Medical Systems, Inc.(a)	48,555	9,635,254
Intuitive Surgical, Inc.(a)(d)	136,568	39,917,461
Masimo Corp.(a)	145,470	12,754,810
Novocure Ltd.(a)	213,335	3,445,360
Nyxoah SA(a)(e)	648,041	4,471,483
Omnicell, Inc.(a)	122,670	5,525,057
Orchestra BioMed Holdings, Inc.(a)(e)	233,344	2,034,760
Penumbra, Inc.(a)	118,808	28,740,843
Pulmonx Corp.(a)	335,566	3,466,397
Shockwave Medical, Inc.(a)	65,120	12,965,392
SI-BONE, Inc.(a)	204,910	4,352,288
STAAR Surgical Co.(a)	73,525	2,954,234
STERIS PLC	158,575	34,794,526

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Term Trust (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Straumann Holding AG, Registered Shares	96,155	$12,238,506
Stryker Corp.	68,240	18,647,945

		409,533,556

Health Care Providers & Services — 5.8%
Adicon Holdings Ltd., (Acquired 07/19/23, Cost: $17,840,000)(b)	10,696,226	21,301,833
Adicon Holdings Ltd.	1,431,000	2,923,783
Cencora, Inc.	193,455	34,816,096
Chemed Corp.	10,662	5,541,042
Encompass Health Corp.(d)	112,563	7,559,731
Guardant Health, Inc.(a)	196,470	5,823,371
Humana, Inc.	18,270	8,888,721
Kindstar Globalgene Technology, Inc.(a)(g)	4,092,500	825,717
McKesson Corp.	38,905	16,917,839

		104,598,133

Health Care Technology — 0.0%
Sophia Genetics SA(a)(e)	291,485	743,287

Life Sciences Tools & Services — 11.3%
10X Genomics, Inc., Class A(a)	196,435	8,102,944
Avantor, Inc.(a)(d)	664,444	14,006,480
Bio-Rad Laboratories, Inc., Series L, Class A(a)	20,190	7,237,105
Bio-Techne Corp.	201,360	13,706,575
Bruker Corp., Series A	185,257	11,541,511
Gerresheimer AG	243,305	25,493,789
Mettler-Toledo International, Inc.(a)	11,590	12,842,531
Pacific Biosciences of California, Inc.(a)	428,585	3,578,685
QIAGEN NV(a)	645,525	26,143,762
Rapid Micro Biosystems, Inc., Class A(a)	549,778	593,760
Repligen Corp.(a)(e)	69,535	11,056,760
Waters Corp.(a)	57,155	15,672,473
West Pharmaceutical Services, Inc.(f)	146,255	54,876,339

		204,852,714

Pharmaceuticals — 7.6%
Adarx Pharamaceuticals, Series C, (Acquired 08/02/23, Cost: $7,160,001)(b)(c)	860,577	7,160,001
Arvinas, Inc.(a)	232,960	4,575,334
Catalent, Inc.(a)	347,125	15,804,601
Elanco Animal Health, Inc.(a)	1,234,695	13,877,972
Eli Lilly & Co.	57,585	30,930,631
Novo Nordisk A/S, Class B	123,080	11,206,579
Nuvation Bio, Inc., Class A(a)	200,496	268,665
Sanofi, ADR	261,850	14,045,634
Structure Therapeutics, Inc.(a)	164,062	8,272,006
Structure Therapeutics, Inc.	283,239	3,537,655
UCB SA	344,377	28,207,660
Ventyx Biosciences, Inc.(a)	29,855	1,036,864

		138,923,602

Total Common Stocks — 89.8% (Cost: $1,668,079,907)		1,629,544,602

Security	Benefical Interest (000)	Value

Other Interests

Biotechnology — 0.1%
Vividion Therapeutics, Inc.(b)(c)(h)	$3,810	$1,142,857

Total Other Interests — 0.1% (Cost: $ — )		1,142,857

	Shares

Preferred Securities

Preferred Stocks — 7.6%

Biotechnology(b)(c) — 2.7%
Amunix Pharmaceuticals, Inc., Series B, (Acquired 02/08/22, Cost: $0)	5,657,068	3,563,953
Bright Peak Therapeutics, Inc., Series B, (Acquired 05/14/21, Cost: $8,000,004)	2,048,132	3,870,970
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)	2,430,833	9,237,165
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $4,543,847)	3,850,718	1,309,244
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)	482,077	7,033,503
Mirvie, Inc., Series B, (Acquired 10/15/21, Cost: $6,250,000)	2,793,833	5,727,358
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $9,549,916)	3,913,900	5,596,877
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)	1,394,189	5,674,349
OnKure, Inc., Series C, (Acquired 03/24/23, Cost: $7,022,595)	2,541,380	7,014,209

		49,027,628

Health Care Equipment & Supplies(b)(c) — 0.8%
Exo Imaging, Inc., Series C, (Acquired 06/24/21,
Cost: $13,225,003)	2,257,597	5,463,385
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost:
$6,929,998)	2,379,480	7,447,772
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078,042	2,555,992

		15,467,149

Health Care Providers & Services(b)(c) — 1.2%
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	6,021,051
Numab Therapeutics AG, Series C, (Acquired 05/07/21, Cost: $7,770,441)	815,851	7,647,350
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	7,486,058

		21,154,459

Health Care Technology — 0.9%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $17,100,000)(b)(c)	1,694,781	16,880,019

Life Sciences Tools & Services — 0.4%
Sartorius AG	22,700	7,688,349

SCHEDULES OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Term Trust (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals(b)(c) — 0.7%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $4,999,999)	802,478	$9,774,182
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	2,397,243

		12,171,425

Semiconductors & Semiconductor Equipment — 0.9%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,996)(b)(c)	571,947	16,031,674

		138,420,703

Total Preferred Securities — 7.6% (Cost: $180,960,587)		138,420,703

Rights

Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(c)	98,636	275,194

Total Rights — 0.0% (Cost: $100,609)		275,194

Warrants

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(a)	63,808	12,762

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)	68,880	6,888

Total Warrants — 0.0% (Cost: $227,724)		19,650

Total Long-Term Investments — 97.5% (Cost: $1,849,368,827)		1,769,403,006

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(i)(j)	58,337,342	58,337,342
SL Liquidity Series, LLC, Money Market Series, 5.52%(i)(j)(k)	11,372,637	11,376,049

Total Short-Term Securities — 3.9% (Cost: $69,709,706)		69,713,391

Total Investments Before Options Written — 101.4% (Cost: $1,919,078,533)		1,839,116,397

Options Written — (0.5)% (Premiums Received: $(13,878,334))		(8,510,795)

Total Investments, Net of Options Written — 100.9% (Cost: $1,905,200,199)		1,830,605,602

Liabilities in Excess of Other Assets — (0.9)%		(16,266,317)

Net Assets — 100.0%		$1,814,339,285

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $180,839,809, representing 10.0% of its net assets as of period end, and an original cost of $224,970,628.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Term Trust (BMEZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$83,001,707	$—		$(24,664,365)	(a)	$—	$—	$58,337,342	58,337,342	$1,697,063		$—
DA32 Life Science Tech Acquisition Corp., Class A(b)	14,818,508	—		(15,444,684)		476,494	149,682	—	—	—		—
SL Liquidity Series, LLC, Money Market Series	1,828,050	9,536,499	(a)	—		8,014	3,486	11,376,049	11,372,637	429,368	(c)	—

						$484,508	$153,168	$69,713,391		$2,126,431		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,515,074	EUR	6,050,600	Citibank N.A.	12/14/23	$97,133

CHF	5,337,000	USD	6,040,258	Barclays Bank PLC	12/14/23	(163,269)
CHF	9,182,400	USD	10,393,162	Barclays Bank PLC	12/14/23	(281,700)
JPY	3,312,565,800	USD	22,840,907	BNP Paribas SA	12/14/23	(412,932)
JPY	3,713,189,000	USD	25,601,141	Royal Bank of Canada	12/14/23	(460,716)

						(1,318,617)

						$(1,221,484)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cencora, Inc.	275	10/02/23	USD	191.50	USD	4,949	$(8)
Avantor, Inc.	839	10/03/23	USD	22.50	USD	1,769	(1,110)
Align Technology, Inc.	66	10/06/23	USD	380.00	USD	2,015	(17,160)
Amgen, Inc.	244	10/06/23	USD	265.00	USD	6,558	(134,200)
Biogen, Inc.	76	10/06/23	USD	280.00	USD	1,953	(27,360)
Intuitive Surgical, Inc.	73	10/06/23	USD	325.00	USD	2,134	(1,460)
McKesson Corp.	4	10/06/23	USD	435.00	USD	174	(1,900)
CRISPR Therapeutics AG	152	10/13/23	USD	53.00	USD	690	(2,280)
Gilead Sciences, Inc.	204	10/13/23	USD	76.00	USD	1,529	(14,586)
Intuitive Surgical, Inc.	75	10/13/23	USD	305.00	USD	2,192	(14,625)
Vertex Pharmaceuticals, Inc.	166	10/13/23	USD	360.00	USD	5,772	(33,615)
10X Genomics, Inc., Class A	157	10/20/23	USD	50.00	USD	648	(5,103)
Alcon, Inc.	821	10/20/23	USD	82.50	USD	6,327	(45,155)
Align Technology, Inc.	133	10/20/23	USD	335.00	USD	4,061	(26,267)
Alkermes PLC	884	10/20/23	USD	29.00	USD	2,476	(41,990)
Alkermes PLC	488	10/20/23	USD	31.00	USD	1,367	(51,240)
Alnylam Pharmaceuticals, Inc.	284	10/20/23	USD	210.00	USD	5,030	(13,490)
Amgen, Inc.	60	10/20/23	USD	270.00	USD	1,613	(29,250)
Amgen, Inc.	60	10/20/23	USD	260.00	USD	1,613	(69,450)
Apellis Pharmaceuticals, Inc.	164	10/20/23	USD	45.00	USD	624	(15,990)
Arcturus Therapeutics Holdings, Inc.	165	10/20/23	USD	40.00	USD	422	(8,250)
Argenx SE, ADR	155	10/20/23	USD	540.00	USD	7,620	(62,387)

SCHEDULES OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Arrowhead Pharmaceuticals, Inc.	130	10/20/23	USD	30.00	USD	349	$(3,250)
Avantor, Inc.	839	10/20/23	USD	22.50	USD	1,769	(20,975)
Becton Dickinson & Co.	65	10/20/23	USD	275.00	USD	1,680	(2,763)
BeiGene Ltd., ADR	94	10/20/23	USD	220.00	USD	1,691	(5,875)
Biogen, Inc.	76	10/20/23	USD	270.00	USD	1,953	(15,770)
BioMarin Pharmaceutical, Inc.	335	10/20/23	USD	95.00	USD	2,964	(25,962)
Biomea Fusion, Inc.	305	10/20/23	USD	22.50	USD	420	(6,863)
Bio-Rad Laboratories, Inc., Class A	64	10/20/23	USD	420.00	USD	2,294	(30,720)
Bio-Techne Corp.	400	10/20/23	USD	85.00	USD	2,723	(8,000)
Blueprint Medicines Corp.	491	10/20/23	USD	60.00	USD	2,466	(8,593)
Boston Scientific Corp.	753	10/20/23	USD	52.58	USD	3,976	(92,474)
Bridgebio Pharma, Inc.	213	10/20/23	USD	35.00	USD	562	(2,130)
Bruker Corp.	332	10/20/23	USD	67.50	USD	2,068	(18,260)
Bruker Corp.	260	10/20/23	USD	65.00	USD	1,620	(19,500)
Catalent, Inc.	555	10/20/23	USD	50.00	USD	2,527	(19,425)
Cencora, Inc.	148	10/20/23	USD	191.71	USD	2,664	(7,934)
Cerevel Therapeutics Holdings, Inc.	455	10/20/23	USD	22.50	USD	993	(22,750)
Cooper Cos., Inc.	158	10/20/23	USD	390.00	USD	5,025	(19,750)
Dexcom, Inc.	383	10/20/23	USD	115.00	USD	3,573	(4,788)
Elanco Animal Health, Inc.	1,975	10/20/23	USD	13.00	USD	2,220	(14,813)
Eli Lilly & Co.	92	10/20/23	USD	590.00	USD	4,942	(8,050)
Encompass Health Corp.	360	10/20/23	USD	75.00	USD	2,418	(63,000)
Exact Sciences Corp.	411	10/20/23	USD	92.50	USD	2,804	(2,055)
Exact Sciences Corp.	77	10/20/23	USD	85.00	USD	525	(3,080)
Exelixis, Inc.	958	10/20/23	USD	23.00	USD	2,093	(21,555)
Galapagos NV, ADR	119	10/20/23	USD	40.00	USD	411	(59,500)
Gilead Sciences, Inc.	204	10/20/23	USD	76.00	USD	1,529	(20,706)
Glaukos Corp.	91	10/20/23	USD	77.50	USD	685	(15,925)
Guardant Health, Inc.	628	10/20/23	USD	40.00	USD	1,861	(12,560)
Halozyme Therapeutics, Inc.	377	10/20/23	USD	45.00	USD	1,440	(3,770)
Hologic, Inc.	311	10/20/23	USD	75.00	USD	2,158	(14,773)
Immunocore Holdings PLC, ADR	96	10/20/23	USD	65.00	USD	498	(2,400)
Incyte Corp.	527	10/20/23	USD	65.00	USD	3,044	(113,305)
Inspire Medical Systems, Inc.	1	10/20/23	USD	240.00	USD	20	(65)
Intuitive Surgical, Inc.	165	10/20/23	USD	320.00	USD	4,823	(43,312)
Ionis Pharmaceuticals, Inc.	748	10/20/23	USD	42.50	USD	3,393	(250,580)
Karuna Therapeutics, Inc.	69	10/20/23	USD	195.00	USD	1,167	(6,555)
Keros Therapeutics, Inc.	198	10/20/23	USD	37.29	USD	631	(28,983)
Legend Biotech Corp., ADR	515	10/20/23	USD	75.00	USD	3,459	(57,937)
Masimo Corp.	295	10/20/23	USD	120.00	USD	2,587	(22,125)
McKesson Corp.	120	10/20/23	USD	420.00	USD	5,218	(228,600)
Mettler-Toledo International, Inc.	37	10/20/23	USD	1,280.00	USD	4,100	(8,695)
MoonLake Immunotherapeutics, Class A	410	10/20/23	USD	70.00	USD	2,337	(42,025)
Morphic Holding, Inc.	231	10/20/23	USD	60.00	USD	529	(6,930)
Neurocrine Biosciences, Inc.	371	10/20/23	USD	110.00	USD	4,174	(165,095)
Nuvalent, Inc., Class A	386	10/20/23	USD	60.00	USD	1,774	(105,185)
Nuvalent, Inc., Class A	386	10/20/23	USD	65.00	USD	1,774	(64,655)
Omnicell, Inc.	256	10/20/23	USD	60.00	USD	1,153	(6,400)
Penumbra, Inc.	244	10/20/23	USD	270.00	USD	5,903	(29,890)
Prothena Corp. PLC	235	10/20/23	USD	65.00	USD	1,134	(35,250)
PTC Therapeutics, Inc.	722	10/20/23	USD	42.00	USD	1,618	(346,560)
Pulmonx Corp.	350	10/20/23	USD	12.50	USD	362	(5,250)
REVOLUTION Medicines, Inc.	660	10/20/23	USD	35.00	USD	1,827	(330,000)
Rhythm Pharmaceuticals, Inc.	981	10/20/23	USD	25.75	USD	2,249	(48,369)
Rocket Pharmaceuticals, Inc.	403	10/20/23	USD	17.50	USD	826	(130,975)
Sanofi, ADR	418	10/20/23	USD	57.50	USD	2,242	(4,180)
Seagen, Inc.	170	10/20/23	USD	210.00	USD	3,607	(73,950)
Shockwave Medical, Inc.	128	10/20/23	USD	230.00	USD	2,548	(5,760)
STAAR Surgical Co.	118	10/20/23	USD	46.00	USD	474	(4,359)
STERIS PLC	255	10/20/23	USD	230.00	USD	5,595	(58,012)
Stryker Corp.	204	10/20/23	USD	290.00	USD	5,575	(22,950)
Ultragenyx Pharmaceutical, Inc.	159	10/20/23	USD	40.00	USD	567	(23,055)

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
United Therapeutics Corp.	94	10/20/23	USD	240.00	USD	2,123	$(8,695)
Vaxcyte, Inc.	150	10/20/23	USD	55.00	USD	765	(22,875)
Ventyx Biosciences, Inc.	95	10/20/23	USD	40.00	USD	330	(14,725)
Vertex Pharmaceuticals, Inc.	222	10/20/23	USD	360.00	USD	7,720	(63,270)
Viking Therapeutics, Inc.	752	10/20/23	USD	18.00	USD	832	(56,400)
Waters Corp.	90	10/20/23	USD	280.00	USD	2,468	(45,000)
West Pharmaceutical Services, Inc.	62	10/20/23	USD	390.00	USD	2,326	(25,265)
Align Technology, Inc.	151	10/27/23	USD	365.00	USD	4,610	(36,617)
Amgen, Inc.	60	10/27/23	USD	270.00	USD	1,613	(35,850)
Boston Scientific Corp.	705	10/27/23	USD	56.00	USD	3,722	(22,912)
Eli Lilly & Co.	92	10/27/23	USD	560.00	USD	4,942	(55,660)
Gilead Sciences, Inc.	407	10/27/23	USD	77.00	USD	3,050	(43,549)
Alcon, Inc.	821	11/02/23	USD	83.00	USD	6,327	(40,775)
Biogen, Inc.	115	11/03/23	USD	270.00	USD	2,956	(58,075)
Intuitive Surgical, Inc.	124	11/03/23	USD	310.00	USD	3,624	(80,600)
Align Technology, Inc.	84	11/10/23	USD	340.00	USD	2,565	(71,820)
Amgen, Inc.	60	11/10/23	USD	280.00	USD	1,613	(24,000)
10X Genomics, Inc., Class A	314	11/17/23	USD	60.00	USD	1,295	(47,100)
10X Genomics, Inc., Class A	157	11/17/23	USD	55.00	USD	648	(5,103)
908 Devices, Inc.	220	11/17/23	USD	7.50	USD	147	(13,200)
Alcon, Inc.	713	11/17/23	USD	85.00	USD	5,494	(190,727)
Alkermes PLC	885	11/17/23	USD	33.00	USD	2,479	(66,375)
Alkermes PLC	488	11/17/23	USD	32.00	USD	1,367	(24,400)
Argenx SE, ADR	155	11/17/23	USD	540.00	USD	7,620	(228,625)
Arrowhead Pharmaceuticals, Inc.	129	11/17/23	USD	30.30	USD	347	(9,173)
Avantor, Inc.	448	11/17/23	USD	23.50	USD	944	(17,490)
Becton Dickinson & Co.	64	11/17/23	USD	270.00	USD	1,655	(24,000)
BeiGene Ltd., ADR	125	11/17/23	USD	220.00	USD	2,248	(45,937)
BioMarin Pharmaceutical, Inc.	581	11/17/23	USD	90.00	USD	5,141	(238,210)
Biomea Fusion, Inc.	162	11/17/23	USD	17.50	USD	223	(19,440)
Bio-Techne Corp.	244	11/17/23	USD	77.00	USD	1,661	(33,934)
Blueprint Medicines Corp.	540	11/17/23	USD	55.00	USD	2,712	(89,100)
Cencora, Inc.	81	11/17/23	USD	185.00	USD	1,458	(30,375)
Cerevel Therapeutics Holdings, Inc.	398	11/17/23	USD	25.00	USD	869	(15,920)
Chemed Corp.	34	11/17/23	USD	530.00	USD	1,767	(36,890)
CONMED Corp.	314	11/17/23	USD	115.00	USD	3,167	(68,295)
Cooper Cos., Inc.	159	11/17/23	USD	360.00	USD	5,056	(16,695)
Exelixis, Inc.	959	11/17/23	USD	23.00	USD	2,095	(76,720)
Galapagos NV, ADR	119	11/17/23	USD	40.00	USD	411	(2,380)
Halozyme Therapeutics, Inc.	129	11/17/23	USD	45.00	USD	493	(9,030)
Hologic, Inc.	311	11/17/23	USD	75.00	USD	2,158	(24,102)
Immunocore Holdings PLC, ADR	95	11/17/23	USD	60.00	USD	493	(18,050)
Incyte Corp.	415	11/17/23	USD	65.00	USD	2,397	(13,488)
Inspire Medical Systems, Inc.	154	11/17/23	USD	210.00	USD	3,056	(152,460)
Ionis Pharmaceuticals, Inc.	750	11/17/23	USD	43.62	USD	3,402	(255,310)
Keros Therapeutics, Inc.	198	11/17/23	USD	37.29	USD	631	(38,238)
MoonLake Immunotherapeutics, Class A	411	11/17/23	USD	70.00	USD	2,343	(154,125)
Morphic Holding, Inc.	260	11/17/23	USD	60.00	USD	596	(39,000)
Neurocrine Biosciences, Inc.	158	11/17/23	USD	120.00	USD	1,778	(31,995)
Omnicell, Inc.	257	11/17/23	USD	60.00	USD	1,158	(10,923)
Penumbra, Inc.	103	11/17/23	USD	308.00	USD	2,492	(26,839)
Repligen Corp.	222	11/17/23	USD	180.00	USD	3,530	(76,590)
REVOLUTION Medicines, Inc.	548	11/17/23	USD	30.00	USD	1,517	(238,380)
Rhythm Pharmaceuticals, Inc.	1,206	11/17/23	USD	25.60	USD	2,765	(145,228)
Rocket Pharmaceuticals, Inc.	403	11/17/23	USD	30.00	USD	826	(8,060)
Sanofi, ADR	418	11/17/23	USD	57.50	USD	2,242	(18,810)
Seagen, Inc.	170	11/17/23	USD	210.00	USD	3,607	(146,200)
Shockwave Medical, Inc.	80	11/17/23	USD	240.00	USD	1,593	(25,000)
STAAR Surgical Co.	117	11/17/23	USD	48.00	USD	470	(12,725)
STERIS PLC	252	11/17/23	USD	240.00	USD	5,529	(83,160)
Stryker Corp.	169	11/17/23	USD	310.00	USD	4,618	(20,280)
Ultragenyx Pharmaceutical, Inc.	159	11/17/23	USD	45.00	USD	567	(19,875)

SCHEDULE OF INVESTMENTS	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
United Therapeutics Corp.	84	11/17/23	USD	240.00	USD	1,897	$(35,280)
Vaxcyte, Inc.	325	11/17/23	USD	55.00	USD	1,657	(78,812)
Vertex Pharmaceuticals, Inc.	176	11/17/23	USD	370.00	USD	6,120	(90,640)
West Pharmaceutical Services, Inc.	367	11/17/23	USD	410.00	USD	13,770	(194,510)
Cencora, Inc.	115	12/15/23	USD	195.00	USD	2,070	(21,563)

							$(7,458,702)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alkermes PLC	Goldman Sachs International	63,700	10/02/23	USD	29.71	USD	1,784	$(503)
ConvaTec Group PLC	Goldman Sachs International	411,500	10/03/23	GBP	2.31	GBP	894	(60)
UCB SA	Morgan Stanley & Co. International PLC	13,800	10/03/23	EUR	83.05	EUR	1,069	(25)
Abcam PLC, ADR	Barclays Bank PLC	78,100	10/05/23	USD	22.98	USD	1,767	(33,756)
Waters Corp.	Barclays Bank PLC	9,200	10/06/23	USD	286.00	USD	2,523	(5,938)
Straumann Holding AG, Registered Shares	Goldman Sachs International	30,800	10/13/23	CHF	137.67	CHF	3,588	(256)
Genmab A/S, ADR	Morgan Stanley & Co. International PLC	36,500	10/17/23	USD	38.68	USD	1,287	(11,351)
ConvaTec Group PLC	UBS AG	490,000	10/19/23	GBP	2.43	GBP	1,064	(556)
Genmab A/S, ADR	Goldman Sachs International	1,900	10/19/23	DKK	2,715.07	DKK	4,746	(2,347)
Gerresheimer AG	UBS AG	20,000	10/19/23	EUR	126.42	EUR	1,982	(1,007)
908 Devices, Inc.	Barclays Bank PLC	21,900	10/20/23	USD	7.53	USD	146	(2,624)
Gerresheimer AG	UBS AG	14,900	10/25/23	EUR	108.55	EUR	1,477	(21,291)
Sartorius AG	Goldman Sachs International	7,200	10/25/23	EUR	340.73	EUR	2,307	(55,726)
UCB SA	UBS AG	55,000	10/25/23	EUR	84.27	EUR	4,261	(15,989)
UCB SA	Goldman Sachs International	27,600	10/31/23	EUR	85.31	EUR	2,138	(8,539)
Elanco Animal Health, Inc.	Goldman Sachs International	98,800	11/01/23	USD	12.97	USD	1,111	(15,916)
Masimo Corp.	UBS AG	17,000	11/02/23	USD	110.24	USD	1,491	(19,074)
Legend Biotech Corp., ADR	UBS AG	49,600	11/06/23	USD	69.81	USD	3,332	(177,288)
Gerresheimer AG	UBS AG	14,900	11/08/23	EUR	110.25	EUR	1,477	(24,021)
MorphoSys AG	Morgan Stanley & Co. International PLC	16,200	11/08/23	EUR	30.47	EUR	417	(31,419)
Novo Nordisk A/S, Class B	Goldman Sachs International	19,700	11/08/23	DKK	666.32	DKK	12,654	(48,460)
ConvaTec Group PLC	Morgan Stanley & Co. International PLC	510,000	11/09/23	GBP	2.24	GBP	1,108	(28,232)
Gerresheimer AG	UBS AG	28,000	11/09/23	EUR	103.99	EUR	2,775	(97,122)
QIAGEN NV	Citibank N.A.	206,400	11/13/23	USD	42.94	USD	8,359	(208,204)
Bavarian Nordic A/S	Goldman Sachs International	12,000	11/14/23	DKK	166.98	DKK	1,894	(11,346)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	19,600	11/14/23	DKK	676.10	DKK	12,589	(46,668)
Genmab A/S, ADR	Goldman Sachs International	9,200	11/16/23	DKK	2,653.28	DKK	22,978	(79,347)
UCB SA	Goldman Sachs International	13,800	11/16/23	EUR	81.56	EUR	1,069	(22,815)
Glaukos Corp.	Citibank N.A.	26,200	11/27/23	USD	81.52	USD	1,972	(82,213)

								$(1,052,093)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Term Trust (BMEZ)

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$723,035,364	$26,068,138	$19,964,409	$769,067,911
Electronic Equipment, Instruments & Components	1,825,399	—	—	1,825,399
Health Care Equipment & Supplies	385,605,025	23,928,531	—	409,533,556
Health Care Providers & Services	83,296,300	21,301,833	—	104,598,133
Health Care Technology	743,287	—	—	743,287
Life Sciences Tools & Services	179,358,925	25,493,789	—	204,852,714
Pharmaceuticals	88,811,707	42,951,894	7,160,001	138,923,602
Other Interests	—	—	1,142,857	1,142,857
Preferred Securities
Preferred Stocks	—	7,688,349	130,732,354	138,420,703
Rights	—	—	275,194	275,194
Warrants	19,650	—	—	19,650
Short-Term Securities
Money Market Funds	58,337,342	—	—	58,337,342
Liabilities
Investments
Unfunded SPAC PIPE Commitments(a)	—	—	(129,923)	(129,923)

	$1,521,032,999	$147,432,534	$159,144,892	1,827,610,425

Investments Valued at NAV(b)				11,376,049

				$1,838,986,474

Derivative Financial Instruments(c)
Assets
Foreign Currency Exchange Contracts	$—	$97,133	$—	$97,133
Liabilities
Equity Contracts	(6,695,753)	(1,815,042)	—	(8,510,795)
Foreign Currency Exchange Contracts	—	(1,318,617)	—	(1,318,617)

	$(6,695,753)	$(3,036,526)	$—	$(9,732,279)

(a)	Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Other Interests	Preferred Stocks	Rights	Unfunded SPAC PIPE Commitments	Total
Assets/Liabilities
Opening balance, as of December 31, 2022	$12,093,187	$4,076,191	$158,791,702	$—	$—	$174,961,080
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

SCHEDULE OF INVESTMENTS	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Term Trust (BMEZ)

	Common Stocks	Other Interests	Preferred Stocks	Rights	Unfunded SPAC PIPE Commitments	Total
Other(a)	$(9,726,707)	$—	$9,626,098	$100,609	$—	$—
Accrued discounts/premiums	—	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	58,064	(2,933,334)	(22,368,042)	174,585	(129,923)	(25,198,650)
Purchases	24,699,866	—	24,122,597	—	—	48,822,463
Sales	—	—	(39,440,001)	—	—	(39,440,001)

Closing balance, as of September 30, 2023	$27,124,410	$1,142,857	$130,732,354	$275,194	$(129,923)	$159,144,892

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$58,064	$(2,933,334)	$(16,911,702)	$174,585	$(129,923)	$(19,742,310)

(a)	Certain Level 3 investments were re-classified between Common Stocks,Preferred Stocks and Rights.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $129,923. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stock	$27,124,410	Income	Discount Rate	5% - 6%	6%
		Market	Market Adjustment Multiple	1.00x - 1.00x	1.00x
			Volatility	80% - 90%	84%
			Time to Exit	2.0 -3.0 years	2.6 years

Preferred Stocks	130,732,354	Market	Revenue Multiple	2.50x - 7.00x	5.82x
			Volatility	50% - 100%	70%
			Time to Exit	0.3 - 4.0 years	2.4 years
			Market Adjustment Multiple	0.40x - 1.20x	0.89x
		Income	Discount Rate	6% - 6%	6%

Other Interests	1,142,857	Income	Discount Rate	7%	—

Rights	275,194	Income	Discount Rate	5%	—

	$159,274,815

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt
CVR	Contingent Value Right
PIPE	Private Investment in Public Equity
SPAC	Special Purpose Acquisition Company

9